UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4337


                               HERITAGE CASH TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036





Date of fiscal year end: August 31

Date of reporting period: November 30

ITEM 1. SCHEDULE OF INVESTMENTS



----------------------------------------------------------------------------------------------------
                    Heritage Cash Trust -- Money Market Fund
                     Investment Portfolio November 30, 2004
                                   (unaudited)
----------------------------------------------------------------------------------------------------


                                                             Principal                    % of Net
                                                              Amount         Value         Assets
                                                              ------         -----         ------

Commercial Paper
----------------
   Domestic
   --------
      Banks
      -----
         Bank of America Corporation, 2.20%, 01/18/05           50,000,000   49,853,333     1.0%
         Bank of America Corporation, 1.91%, 12/20/04           50,000,000   49,949,597     1.0%
         Bank of America Corporation, 2.20%, 01/20/05           50,000,000   49,847,222     1.0%
         J.P. Morgan  Chase & Company, Inc., 2.16%, 01/13/05    50,000,000   49,871,000     1.0%
         J.P. Morgan  Chase & Company, Inc., 2.15%, 01/10/05    50,000,000   49,880,556     1.0%
         State Street Bank & Trust, 1.97%, 12/16/04             50,000,000   49,958,958     1.0%
         State Street Bank & Trust, 1.94%, 12/16/04             50,000,000   49,959,583     1.0%
                                                                          --------------  ----------
                                                                            349,320,249     7.0%

      Beverages
      ---------
         Anheuser-Busch Companies, Inc., 2.09%, 12/29/04        40,000,000   39,934,978     0.8%
         The Coca-Cola Company, 1.83%, 12/06/04                 33,565,000   33,556,469     0.6%
         The Coca-Cola Company, 1.80%, 12/06/04                 66,435,000   66,418,391     1.3%
         PepsiCo, Inc., 1.97%, 12/08/04                         52,863,000   52,842,751     1.0%
         PepsiCo, Inc., 2.01%, 12/06/04                         21,617,000   21,610,965     0.4%
                                                                          --------------  ----------
                                                                            214,363,554     4.1%

      Chemicals
      ---------
         E.I. du Pont de Nemours & Company, 1.84%, 12/06/04     25,000,000   24,993,611     0.5%
         E.I. du Pont de Nemours & Company, 1.80%, 12/03/04     54,250,000   54,244,575     1.0%
         E.I. du Pont de Nemours & Company, 1.98%, 12/27/04     20,750,000   20,720,328     0.4%
                                                                          --------------  ----------
                                                                             99,958,514     1.9%

      Cosmetics/Personal Care
      -----------------------
         Colgate-Palmolive, 2.09%, 12/27/04                     24,150,000   24,113,547     0.5%
         Colgate-Palmolive, 2.00%, 12/10/04                     10,000,000    9,995,000     0.2%
         Kimberly-Clark Worldwide, 1.92%, 12/07/04              16,000,000   15,994,880     0.3%
         The Procter & Gamble Company, 2.15%, 01/19/05          85,000,000   84,751,257     1.6%
         The Procter & Gamble Company, 1.92%, 12/09/04          15,000,000   14,993,600     0.3%
         The Procter & Gamble Company, 1.85%, 12/15/04          17,060,000   17,047,726     0.3%
         The Procter & Gamble Company, 1.85%, 12/08/04           7,940,000    7,937,144     0.1%
         The Procter & Gamble Company, 1.76%, 12/08/04          25,000,000   24,991,444     0.5%
                                                                          --------------  ----------
                                                                            199,824,598     3.8%

      Diversified Manufacturer
      ------------------------
         General Electric Capital Corporation, 2.25%, 01/26/05  60,000,000   59,790,000     1.1%
         General Electric Capital Corporation, 1.98%, 12/16/04  50,000,000   49,958,750     1.0%
         General Electric Company, 2.10%, 12/29/04              40,000,000   39,934,667     0.8%
                                                                          --------------  ----------
                                                                            149,683,417     2.9%

      Financial Services
      ------------------
         Citigroup Global Markets, 1.90%, 12/15/04              50,000,000   49,963,056     0.9%
         Citigroup Global Markets, 1.83%, 12/03/04              50,000,000   49,994,917     0.9%
         Citigroup Global Markets, 1.84%, 12/01/04              50,000,000   50,000,000     0.9%
                                                                          --------------  ----------
                                                                            149,957,973     2.7%

      Oil & Gas
      ---------
         ChevronTexaco Funding, 1.96%, 12/09/04                 50,000,000   49,978,222     0.9%
         ChevronTexaco Funding, 2.00%, 12/09/04                 50,000,000   49,977,778     0.9%
         ChevronTexaco Funding, 1.96%, 12/10/04                 50,000,000   49,975,500     0.9%
         Shell Finance, 1.82%, 12/02/04                         15,100,000   15,099,237     0.3%
         Shell Finance, 1.83%, 12/03/04                         31,100,000   31,096,838     0.6%
         Shell Finance, 1.80%, 12/06/04                         40,000,000   39,990,000     0.8%
         Shell Finance, 2.00%, 12/08/04                         29,000,000   28,988,722     0.6%
                                                                          --------------  ----------
                                                                            265,106,297     5.0%


----------------------------------------------------------------------------------------------------
                    Heritage Cash Trust -- Money Market Fund
                     Investment Portfolio November 30, 2004
                                   (unaudited)
----------------------------------------------------------------------------------------------------


                                                             Principal                    % of Net
                                                              Amount         Value         Assets
                                                              ------         -----         ------

      Pharmaceuticals
      ---------------
         Abbott Laboratories, 2.07%, 12/31/04                    9,768,000    9,751,150     0.2%
         Abbott Laboratories, 2.04%, 12/31/04                   30,000,000   29,949,000     0.6%
         Abbott Laboratories, 1.92%, 12/21/04                   24,450,000   24,423,920     0.5%
         Abbott Laboratories, 1.84%, 12/14/04                   10,550,000   10,542,990     0.2%
         Abbott Laboratories, 1.90%, 12/14/04                   75,000,000   74,948,542     1.4%
         Pfizer, Inc., 2.17%, 01/11/05                          20,000,000   19,950,572     0.4%
         Pfizer, Inc., 2.17%, 01/21/05                          15,300,000   15,252,965     0.3%
         Pfizer, Inc., 2.16%, 01/10/05                          57,201,000   57,063,718     1.1%
         Pfizer, Inc., 2.14%, 01/13/05                          32,150,000   32,067,821     0.6%
         Pfizer, Inc., 1.85%, 12/06/04                          19,449,000   19,444,003     0.4%
                                                                          --------------  ----------
                                                                            293,394,681     5.7%

      Retail
      ------
         Wal-Mart Stores Inc., 2.13%, 01/11/05                  41,279,000   41,178,864     0.8%
         Wal-Mart Stores Inc., 1.94%, 12/06/04                  39,501,000   39,490,357     0.7%
         Wal-Mart Stores Inc., 2.16%, 01/19/05                  53,109,000   52,952,860     1.0%
                                                                          --------------  ----------
                                                                            133,622,081      2.5%

   Total Domestic Commercial Paper (cost $1,855,231,364)                  1,855,231,364     35.6%

   Foreign (a)
   -----------
      Banks
      -----
         Barclays U.S. Funding Corporation, 2.06%, 12/21/04     50,000,000   49,942,778     1.0%
         Barclays U.S. Funding Corporation, 2.17%, 01/14/05     50,000,000   49,867,389     1.0%
         Danske Corporation, 2.20%, 01/03/05                    28,070,000   28,013,392     0.5%
         Danske Corporation, 1.95%, 12/20/04                    13,900,000   13,885,695     0.3%
         Danske Corporation, 1.91%, 12/01/04                    58,030,000   58,030,000     1.1%
         Deutsche Bank Financial Inc., 2.06%, 12/29/04          60,000,000   59,903,867     1.1%
         Deutsche Bank Financial Inc., 1.91%, 12/17/04          40,000,000   39,966,044     0.8%
         KFW International Finance, 1.98%, 12/01/04             30,757,000   30,757,000     0.6%
         KFW International Finance, 2.01%, 12/14/04             25,000,000   24,981,854     0.5%
         KFW International Finance, 2.17%, 01/19/05             44,243,000   44,112,323     0.8%
         Rabobank Nederland, 2.04%, 12/01/04                    90,000,000   90,000,000     1.7%
         Royal Bank of Scotland, 2.09%, 12/31/04                50,000,000   49,912,917     1.0%
         Royal Bank of Scotland, 2.16%, 01/14/05                50,000,000   49,868,000     1.0%
                                                                          --------------  ----------
                                                                            589,241,259    11.4%

      Financial Services
      ------------------
         Siemens Capital Corporation, 1.96%, 12/10/04           26,200,000   26,187,162     0.5%
         Siemens Capital Corporation, 1.79%, 12/01/04           25,000,000   25,000,000     0.5%
         Siemens Capital Corporation, 1.81%, 12/13/04           48,800,000   48,770,557     0.9%
         Toyota Motor Credit Corporation, 1.84%, 12/06/04       50,000,000   49,987,222     1.0%
         Toyota Motor Credit Corporation, 1.91%, 12/09/04       40,000,000   39,983,022     0.8%
         Toyota Motor Credit Corporation, 2.03%, 12/22/04       60,000,000   59,928,950     1.2%
                                                                          --------------  ----------
                                                                            249,856,913     4.9%
      Food
      ----
         Nestle Capital Corporation, 2.13%, 01/11/05            14,000,000   13,966,038     0.3%
         Nestle Capital Corporation, 2.21%, 01/28/05            17,460,000   17,397,833     0.3%
         Nestle Capital Corporation, 2.15%, 01/06/05            35,000,000   34,924,750     0.7%
         Nestle Capital Corporation, 2.14%, 01/18/05            56,200,000   56,039,643     1.1%
         Unilever, 2.12%, 01/03/05                              20,000,000   19,961,133     0.4%
         Unilever, 2.13%, 01/03/05                              15,000,000   14,970,712     0.3%
         Unilever, 1.84%, 12/07/04                              10,000,000    9,996,933     0.2%
         Unilever, 1.80%, 12/01/04                              15,000,000   15,000,000     0.3%
         Unilever, 1.85%, 12/09/04                              10,000,000    9,995,889     0.2%
         Unilever, 1.83%, 12/08/04                              30,000,000   29,989,325     0.6%
                                                                          --------------  ----------
                                                                            222,242,256     4.4%


----------------------------------------------------------------------------------------------------
                    Heritage Cash Trust -- Money Market Fund
                     Investment Portfolio November 30, 2004
                                   (unaudited)
----------------------------------------------------------------------------------------------------


                                                             Principal                    % of Net
                                                              Amount         Value         Assets
                                                              ------         -----         ------

      Pharmaceuticals
      ---------------
         GlaxoSmithKline Finance PLC, 2.02%, 01/27/05           30,000,000   29,904,050     0.6%
         GlaxoSmithKline Finance PLC, 2.19%, 01/20/05           23,500,000   23,428,521     0.4%
         GlaxoSmithKline Finance PLC, 1.95%, 12/03/04           35,000,000   34,996,208     0.7%
         GlaxoSmithKline Finance PLC, 2.04%, 01/27/05           13,500,000   13,456,395     0.3%
         GlaxoSmithKline Finance PLC, 2.18%, 01/20/05           18,963,000   18,905,584     0.4%
                                                                          --------------  ----------
                                                                            120,690,758     2.4%

      Regional Agencies
      -----------------
         The Canadian Wheat Board, 2.20%, 01/25/05              50,000,000   49,831,944     0.9%
         The Canadian Wheat Board, 2.19%, 01/25/05              25,000,000   24,916,354     0.5%
         The Canadian Wheat Board, 1.79%, 12/08/04              25,000,000   24,991,299     0.5%
         Export Development Canada, 1.85%, 12/13/04             50,000,000   49,969,167     0.9%
         Export Development Canada, 1.86%, 12/17/04             50,000,000   49,958,667     0.9%
                                                                          --------------  ----------
                                                                            199,667,431     3.7%

   Total Foreign Commercial Paper (cost $1,381,698,617)                   1,381,698,617     26.8%
                                                                        ----------------  ----------
   Total Commercial Paper (cost $3,236,929,981)                           3,236,929,981     62.4%

U.S. Government-Sponsored Enterprises
-------------------------------------
         Fannie Mae, 1.61%, 12/13/04                            50,000,000  $49,973,167     1.0%
         Fannie Mae, 1.61%, 12/15/04                            75,000,000   74,953,042     1.4%
         Fannie Mae, FRN, 1.53%, 12/29/05                       25,000,000   24,986,355     0.5%
         Federal Farm Credit Banks, 1.62%, 12/28/04             10,000,000    9,987,850     0.2%
         Federal Farm Credit Banks, 1.94%, 12/07/04             21,000,000   20,993,210     0.4%
         Federal Farm Credit Banks, 1.99%, 12/21/04             50,000,000   49,944,722     1.0%
         Federal Farm Credit Banks, 2.02%, 12/20/04             25,000,000   24,973,347     0.5%
         Federal Farm Credit Banks, FRN, 3.88%, 02/01/05        25,375,000   25,461,061     0.5%
         Federal Home Loan Bank, 1.80%, 12/08/04                20,000,000   19,993,000     0.4%
         Federal Home Loan Bank, 1.81%, 12/08/04                59,694,000   59,672,991     1.1%
         Federal Home Loan Bank, 1.81%, 12/10/04                50,000,000   49,977,375     1.0%
         Federal Home Loan Bank, 1.84%, 12/15/04                93,000,000   92,933,634     1.8%
         Federal Home Loan Bank, 1.84%, 12/15/04                40,000,000   39,971,378     0.8%
         Federal Home Loan Bank, 1.84%, 12/17/04                17,000,000   16,986,098     0.3%
         Federal Home Loan Bank, 1.87%, 12/17/04                33,000,000   32,972,573     0.6%
         Federal Home Loan Bank, 1.89%, 12/27/04                71,000,000   70,903,085     1.4%
         Federal Home Loan Bank, 1.99%, 12/08/04                42,000,000   41,983,789     0.8%
         Federal Home Loan Bank, 2.00%, 12/31/04                45,000,000   44,925,000     0.9%
         Federal Home Loan Bank, 2.09%, 01/12/05                50,000,000   49,878,083     1.0%
         Federal Home Loan Bank, 2.10%, 12/31/04                50,000,000   49,912,500     1.0%
         Federal Home Loan Bank, 2.13%, 01/19/05                31,851,000   31,758,659     0.6%
         Federal Home Loan Bank, 2.16%, 01/21/05                30,000,000   29,908,200     0.6%
         Federal Home Loan Bank, FRN, 1.01%, 07/26/05           40,000,000   39,995,161     0.8%
         Federal Home Loan Bank, FRN, 1.08%, 01/05/05           50,000,000   50,000,000     1.0%
         Federal Home Loan Bank, FRN, 1.38%, 03/28/05           98,700,000   98,700,000     1.9%
         Freddie Mac, 1.83%, 12/01/04                           33,376,000   33,376,000     0.6%
         Freddie Mac, 1.83%, 12/07/04                           38,521,000   38,509,251     0.7%
         Freddie Mac, 1.84%, 12/06/04                           17,990,000   17,985,403     0.3%
         Freddie Mac, 1.84%, 12/07/04                          102,100,000  102,068,689     2.0%
         Freddie Mac, 1.84%, 12/14/04                           78,100,000   78,048,107     1.5%
         Freddie Mac, 1.87%, 12/13/04                           12,245,000   12,237,367     0.2%
         Freddie Mac, 1.88%, 12/20/04                           50,357,000   50,307,035     1.0%
         Freddie Mac, 1.89%, 12/28/04                           52,000,000   51,926,290     1.0%
         Freddie Mac, 1.91%, 12/02/04                           90,000,000   89,995,225     1.7%
         Freddie Mac, 1.93%, 12/30/04                           50,000,000   49,922,264     1.0%
         Freddie Mac, 1.96%, 12/13/04                           20,000,000   19,986,933     0.4%
         Freddie Mac, 1.99%, 12/27/04                           40,000,000   39,942,511     0.8%
         Freddie Mac, 2.01%, 12/22/04                           40,000,000   39,953,100     0.8%
         Freddie Mac, 2.02%, 12/22/04                           50,000,000   49,941,083     1.0%
         Freddie Mac, 2.11%, 01/10/05                           20,000,000   19,953,111     0.4%
         Freddie Mac, 2.13%, 01/11/05                           50,000,000   49,878,708     1.0%
                                                                          --------------  ----------
   Total U.S. Government-Sponsored Enterprises (cost $1,845,775,357)      1,845,775,357    35.9%


----------------------------------------------------------------------------------------------------
                    Heritage Cash Trust -- Money Market Fund
                     Investment Portfolio November 30, 2004
                                   (unaudited)
----------------------------------------------------------------------------------------------------


                                                             Principal                    % of Net
                                                              Amount         Value         Assets
                                                              ------         -----         ------

Certificate of Deposit
----------------------
   Domestic
   --------
      Banks
      -----
         Wells Fargo & Company, 2.13%, 01/12/05                 50,000,000   50,000,000     1.0%
         Wells Fargo & Company, 1.96%, 12/15/04                 50,000,000   50,000,194     1.0%
         Wells Fargo & Company, 2.11%, 12/31/04                 50,000,000   50,000,000     1.0%
                                                                          --------------  ----------
   Total Certificate of Deposit (cost $150,000,194)                         150,000,194     3.0%
   Total Investment Portfolio excluding
   repurchase agreement (cost $5,232,705,532)                             5,232,705,532   101.3%
                                                                          --------------  ----------

   Repurchase Agreement
   --------------------

   Repurchase Agreement with State Street Bank
   and Trust Company, dated November 30, 2004 @
   1.87% to be repurchased at $4,448,231 on
   December 1, 2004, collateralized by
   $3,660,000 United States Treasury Bonds,
   7.25% due May 15, 2016,
   (market value $4,541,961 including interest)
   (cost $4,448,000) . . . . . . . . . . . . . . . . .                        4,448,000     0.1%
                                                                          --------------  ----------

   TOTAL INVESTMENT PORTFOLIO (cost $5,237,153,534) (b)                   5,237,153,534   101.4%
   OTHER ASSETS AND LIABILITIES, NET,                                       (72,148,088)   -1.4%
                                                                          --------------  ----------
   NET ASSETS                                                            $5,165,005,446   100.0%
                                                                         ===============  ==========
    ------

   (a) U.S. dollar denominated.
   (b) The aggregate identified cost for federal income tax purposes is the same.

   FRN - Floating Rate Notes reset their interest rate monthly or on a quarterly basis.

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------

NOTES, BONDS & VARIABLE RATE DEMAND NOTES (a)(b)
-------------------------------------------------
    ALABAMA
    -------
        Alabama Housing Finance Authority, 1.81%
           Multi Family Housing Revenue Bond
           Hunter Ridge Apartments Project, Series 03H, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                             10,550,000     10,550,000         1.0%
        Stevenson Industrial Development Board, 1.13%
           Pollution Control Revenue Bond
           Mead Corporation Project, Series 98B, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             6,700,000      6,700,000         0.6%
        Stevenson Industrial Development Board, 1.73%
           Pollution Control Revenue Bond
           Mead Corporation Project, Series 97, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             4,400,000      4,400,000         0.4%
                                                                                              -----------------  ----------
                                                                                                 21,650,000         2.0%
    ARIZONA
    -------
        Maricopa Industrial Development Authority, 1.72%
           Multi Family Housing Revenue Bond
           San Remo Apartments Project, Series 00A, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              3,400,000      3,400,000         0.3%
        Maricopa Industrial Development Authority, 1.72%
           Multi Family Housing Revenue Bond
           San Lucas Apartments Project, Series 03, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              6,850,000      6,850,000         0.6%
        Maricopa Industrial Development Authority, 1.72%
           Multi Family Housing Revenue Bond
           San Fernando Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              6,750,000      6,750,000         0.6%
                                                                                              -----------------  ----------
                                                                                                 17,000,000         1.5%
    ARKANSAS
    --------
        Arkansas Development Finance Authority, 1.75%
           Industrial Development Revenue Bond
           Teris Project, Series 02, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              6,000,000      6,000,000         0.6%
                                                                                              -----------------  ----------

    COLORADO
    --------
        Colorado Housing and Finance Authority, 1.74%
           Pollution Control Revenue Bond
           Waste Management Inc. Projects, Series 03, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              8,300,000       8,300,000        0.8%
        Colorado Housing and Finance Authority, 1.74%
           Pollution Control Revenue Bond
           Waste Management Inc. Projects, Series 02, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                            14,160,000      14,160,000        1.3%
                                                                                              -----------------  ----------
                                                                                                  22,460,000        2.1%
    CONNECTICUT
    -----------
        Connecticut Housing Finance Authority, 1.63%
           Mortgage Finance Program, Series  D3, AMT, 12/07/04
           BPA: Federal Home Loan Bank                                             5,700,000       5,700,000        0.5%
                                                                                              -----------------  ----------

    DISTRICT OF COLUMBIA
    --------------------
        Metropolitan Washington Airports Authority, 1.40%
           Airport Facilities Revenue Bond
           Series C, 12/07/04
           BPA: Dexia                                                             14,460,000      14,460,000        1.4%
                                                                                              -----------------  ----------
    FLORIDA
    -------
        Orlando & Orange County Expressway Authority, 1.63%
           Series 03D, 12/07/04

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           LOC: Dexia                                                              5,000,000       5,000,000        0.5%
                                                                                             -----------------  ----------

    GEORGIA
    -------
        Bacon Industrial Building Authority, 1.75%
           D.L. Lee And Sons Inc. Project, Series 04, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              7,800,000       7,800,000        0.7%
        Clayton County, 1.74%
           Industrial Development Revenue Bond
           C. W.  Matthews Contracting Project, Series 00, AMT, 12/07/04
           LOC: Bank of America                                                    2,100,000       2,100,000         0.2%
        Cobb County Housing Authority, 1.75%
           Multi Family Housing Revenue Bond
           Woodchase Village Apartments Project, Series 03, AMT, 12/07/04
           LOC: Regions Bank                                                       8,000,000       8,000,000         0.8%
        Cobb County Housing Authority, 1.70%
           Multi Family Housing Revenue Bond
           Walton Trail Apartments Project, Series 00, AMT, 12/07/04
           LOC: Federal Home Loan Mortgage Corporation                             8,850,000       8,850,000         0.8%
        DeKalb County, 1.74%
           Multi Family Housing Revenue Bond
           Mountain Crest Apartments Project, Series 02A-1, AMT, 12/07/04
           LOC: SunTrust Bank                                                      4,000,000       4,000,000         0.4%
        East Point Housing Authority, 1.81%
           Multi Family Housing Revenue Bond
           Eagles Crest Apartments Project, Series 03, AMT, 12/07/04
           LOC: Bank of America                                                    6,525,000       6,525,000         0.6%
        Fulton County Authority, 1.81%
           Multi Family Housing Revenue Bond
           Hidden Creste Apartments Project, Series 04, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             5,300,000       5,300,000         0.5%
        Gainesville & Hall County Development, 1.80%
           Industrial Development Revenue Bond
           IMS Gear Project, Series 00, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              3,000,000       3,000,000         0.3%
        Rockmart Development Authority, 1.80%
           Industrial Development Revenue Bond
           C. W.  Matthews Contracting Project, Series 00, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              2,400,000       2,400,000         0.2%
        Roswell Housing Authority, 1.74%
           Multi Family Housing Revenue Bond
           Park Ridge Apartments Project, Series 03, 12/07/04
           LOC: Federal National Mortgage Association                              8,100,000       8,100,000         0.8%
        Waleska Downtown Development Authority, 1.71%
           Reinhardt College Project, Series 03, 12/07/04
           LOC: Regions Bank                                                       6,650,000       6,650,000         0.6%
                                                                                             -----------------  ----------
                                                                                                  62,725,000         5.9%
    ILLINOIS
    --------
        Chicago Industrial Development Authority, 1.75%
           Industrial Development Revenue Bond
           Evans Food Products Project, Series 98, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       5,375,000       5,375,000         0.5%
        Chicago, 1.77%
           Multi Family Housing Revenue Bond
           North Larabee Project, Series 01A, AMT, 12/07/04
           LOC: Harris Bankcorp                                                    3,000,000       3,000,000         0.3%
        Chicago, 1.75%

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           Industrial Development Revenue Bond
           Andres Imaging & Graphics Project, Series 00, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       3,255,000       3,255,000         0.3%
        Elmhurst, 1.66%
           Hospital Revenue Bond
           Joint Community Heath Organization Project, Series 88, 12/07/04
           LOC: Dexia                                                              6,100,000       6,100,000         0.6%
        Illinois Development Finance Authority, 1.75%
           Industrial Development Revenue Bond
           F. C.  Limited  Partnership Project, AMT, 12/01/04
           LOC: LaSalle NationalTrust, N.A.                                        1,670,000       1,670,000         0.2%
        Illinois Development Finance Authority, 1.77%
           Industrial Development Revenue Bond
           Northwest Pallet Supply Project, Series 01, AMT, 12/07/04
           LOC: Harris Bankcorp                                                    3,640,000       3,640,000         0.3%
        Illinois Development Finance Authority, 1.75%
           Industrial Development Revenue Bond
           Porter Athletic Equipment Project, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       2,475,000       2,475,000         0.2%
        Illinois Development Finance Authority, 1.75%
           Industrial Development Revenue Bond
           Olive Can Company Project, Series 94, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       3,110,000       3,110,000         0.3%
        Illinois Development Finance Authority, 1.75%
           Industrial Development Revenue Bond
           Touhy Limited  Partnership Project, Series 96, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       3,200,000       3,200,000         0.3%
        Illinois Development Finance Authority, 1.74%
           Pollution Control Revenue Bond
           Waste Management Inc., Project, Series 02, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                            10,000,000      10,000,000         1.0%
        Illinois Development Finance Authority, 1.74%
           Industrial Development Revenue Bond
           MPP Zinc Plating Plant Project, AMT, 12/07/04
           LOC: Bank of America                                                    2,000,000       2,000,000         0.2%
        Illinois Development Finance Authority, 1.76%
           Industrial Development Revenue Bond
           Azteca Foods Inc. Project, Series 95, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       1,000,000       1,000,000         0.1%
        Illinois Development Finance Authority, 1.75%
           Industrial Development Revenue Bond
           Emtech Machining & Grinding Project, Series 96, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       1,150,000       1,150,000         0.1%
        Illinois Student Assistance Commission, 1.72%
           Student Loan Revenue Bond
           Illinois Student Assistance Project, Series 97A, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             4,000,000       4,000,000         0.4%
        Lake County, 1.73%
           Industrial Development Revenue Bond
           Northpoint Association LLC  Project, AMT, 12/07/04
           LOC: Northern Trust Company                                             4,000,000       4,000,000         0.4%
        Lake County, 1.73%
           Multi Family Housing Revenue Bond

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           Rosewood Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal Home Loan Mortgage Corporation                             4,400,000       4,400,000         0.4%
        Lake County, 1.76%
           Pollution Control Revenue Bond
           Countryside Landfill Project, Series 96B, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             4,320,000       4,320,000         0.4%
        Rock Island County Metropolitan Airport Authority, 1.74%
           Airport Facilities Revenue Bond
           Quad City International Airport Project, Series 98, AMT, 12/07/04
           LOC: U.S. Bank N.A.                                                     2,300,000       2,300,000         0.2%
        Wheeling Illinois Industrial Project, 1.77%
           Industrial Development Revenue Bond
           V- S  Industries Inc., Project, Series 00, AMT, 12/07/04
           LOC: Harris Bankcorp                                                    2,575,000       2,575,000         0.2%
                                                                                             -----------------  ----------
                                                                                                 67,570,000          6.4%
    INDIANA
    -------
        City of Indianapolis, 1.72%
           Multi Family Housing Revenue Bond
           Nora Pines Apartments Project, Series 01, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              3,775,000       3,775,000         0.4%
        Crawfordsville, 1.77%
           Multi Family Housing Revenue Bond
           Pedcor Investments Shady Project, Series 93, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                             3,100,000       3,100,000         0.3%
        Elkhart County, 1.75%
           Multi Family Housing Revenue Bond
           Johnson Street Apartments Project, Series 98A, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                             2,610,000       2,610,000         0.2%
        Gibson County, 1.15%
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project, Series 01B, AMT, 12/07/04           3,000,000       3,000,000         0.3%
        Gibson County, 1.69%
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project, Series 00A, AMT, 12/07/04           1,000,000       1,000,000         0.1%
        Gibson County, 1.69%
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project, Series 01B, AMT, 12/07/04           3,000,000       3,000,000         0.3%
        Gibson County, 1.69%
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project, Series 97, AMT, 12/07/04            2,500,000       2,500,000         0.2%
        Gibson County, 1.69%
           Pollution Control Revenue Bond
           Toyota Motor Manufacturing Project, Series 01, AMT, 12/07/04            4,000,000       4,000,000         0.4%
        La Porte County, 1.78%
           Multi Family Housing Revenue Bond
           Pedcor Investments -  Woodland Project, Series 94, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                             1,162,000       1,162,000         0.1%
        Portage, 1.75%
           Multi Family Housing Revenue Bond
           Pedcor Investments Apartments Project, Series 95A, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                             7,045,000       7,045,000         0.7%
        Valparaiso Economic Development Authority, 1.74%

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           Industrial Development Revenue Bond
           Block Heavy & Highway Products Project, Series 99, AMT, 12/07/04
           LOC: U.S. Bank N.A.                                                     3,205,000       3,205,000         0.3%
                                                                                             -----------------  ----------
                                                                                                  34,397,000         3.3%
    KANSAS
    ------
        Shawnee Industrial Development Authority, 1.75%
           Industrial Development Revenue Bond
           Thrall Enterprises Project, Series 94, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       3,000,000       3,000,000         0.3%
                                                                                             -----------------  ----------

    KENTUCKY
    --------
        Louisville & Jefferson County Regional Airport Authority, 1.62%
           Industrial Development Revenue Bond
           United Parcel  Services Project, Series 99C, AMT, 12/01/04             10,200,000      10,200,000         1.0%
                                                                                             -----------------  ----------

    LOUISIANA
    ---------
        Calcasieu Parish, 1.72%
           Industrial Development Revenue Bond
           Hydroserve Westlake Project, Series 98, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             1,500,000       1,500,000         0.1%
        Deridder, 1.81%
           Industrial Development Revenue Bond
           Pax Inc. Project, Series 97, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             2,320,000       2,320,000         0.2%
                                                                                             -----------------  ----------
                                                                                                   3,820,000         0.3%
    MAINE
    -----
        Maine Finance Authority, 1.72%
           Industrial Development Revenue Bond
           Jackson Laboratory Project, Series 02, 12/07/04
           LOC: Bank of America                                                    5,790,000       5,790,000         0.5%
                                                                                             -----------------  ----------

    MASSACHUSETTS
    -------------
        Massachusetts Health & Educational Facilities Authority, 1.53%
           Harvard University Project, Series 00Y, 12/07/04                        9,000,000       9,000,000         0.9%
        Massachusetts Industrial Finance Agency, 1.71%
           Heritage At Hingham Project, Series 97, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              4,760,000       4,760,000         0.5%
        Massachusetts Water Resources Authority, 1.65%
           Multi-Modal Subordinated General Revenue Refunding Bond
           Series 01B, 12/07/04
           BPA: FGIC Securities Purchase, Inc.,                                    5,500,000       5,500,000         0.5%
        Massachusetts Water Resources Authority, 1.64%
           Multi-Modal Subordinated General Revenue Refunding Bond
           Series 00B, 12/07/04
           BPA: FGIC Securities Purchase, Inc.,                                    8,000,000       8,000,000         0.8%
                                                                                             -----------------  ----------
                                                                                                  27,260,000         2.7%
    MICHIGAN
    --------
        Michigan Health Facilities Revenue Authority, 1.25%
           Hospital Revenue Bond
           West Shore Medical Center Project, Series 01, 12/07/04
           LOC: National City Bank, Cleveland                                     11,340,000      11,340,000         1.1%
                                                                                             -----------------  ----------

    MINNESOTA
    ---------
        Dakota County Community Develovpment Agency, 1.77%
           Multi Family Housing Revenue Bond
           Regatta Commons Project, Series 03A, AMT, 12/01/04
           LOC: LaSalle National Trust, N.A.                                       2,655,000       2,655,000         0.3%
        Plymouth Housing Authority, 1.73%

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           Multi Family Housing Revenue Bond
           At the Lake Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal Home Loan Mortgage Corporation                              3,800,000      3,800,000         0.4%
        Ramsey County Housing & Redevelopment Authority, 1.80%
           Multi Family Housing Revenue Bond
           Gateway Apartments L.P., Project, Series 03, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                        5,190,000      5,190,000         0.5%
        St. Anthony, 1.85%
           Multi Family Housing Revenue Bond
           St. Anthony Leased Housing Project, Series 04A, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                        6,000,000      6,000,000         0.6%
        St. Paul and Ramsey Housing and Redevelopment Authority, 1.80%
           Multi Family Housing Revenue Bond
           St Paul Leased Housing Association I Project, Series 02A, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                        5,000,000      5,000,000         0.5%
        St. Paul Housing & Redevelopment Authority, 1.80%
           Multi Family Housing Revenue Bond
           Bridgecreek Senior Place Project, Series 04A, AMT, 12/07/04
           LOC: LaSalle National Trust, N.A.                                       3,000,000       3,000,000         0.3%
                                                                                             -----------------  ----------
                                                                                                  25,645,000         2.6%
    MISSOURI
    --------
        Grandview Industrial Development Authority, 1.72%
           Multi Family Housing Revenue Bond
           Briarwood Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              6,500,000       6,500,000         0.6%
                                                                                             -----------------  ----------
    NEVADA
    ------
        Clark County Industrial Development Authority, 1.73%
           Southwest Gas Corporation Project, Series 03B, AMT, 12/07/04
           LOC: Bank of America                                                   12,500,000      12,500,000         1.2%
        Director of the State of Nevada, 1.70%
           Pollution Control Revenue Bond
           Barrick Goldstrike Mines Project, AMT, 12/07/04
           LOC: Royal Bank Of Canada                                              13,500,000      13,500,000         1.3%
        Henderson, 1.78%
           Multi Family Housing Revenue Bond
           Pueble Verde Apartment Project, Series 95A, 12/07/04
           LOC: Credit Suisse First Boston                                         4,600,000       4,600,000         0.4%
        Nevada Housing Finance Agency, 1.72%
           Multi Unit Housing Revenue Bond
           Parkway Plaza Apartments Project, Series 02A, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              3,755,000       3,755,000         0.4%
        Nevada Housing Finance Agency, 1.72%
           Multi Family Housing Revenue Bond
           Fremont Meadows Apartments Project, Series 97, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                             1,790,000       1,790,000         0.2%
        Nevada Housing Finance Agency, 1.72%
           Multi Family Housing Revenue Bond
           Horizon Pines Apartments Project, Series 00A, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              2,000,000       2,000,000         0.2%
                                                                                             -----------------  ----------
                                                                                                  38,145,000         3.7%
    NEW JERSEY
    ----------
        New Jersey Turnpike Authority, 1.64%
           Transportation Revenue Bond
           Series 03C-2, 12/07/04
           BPA: Dexia                                                              3,000,000       3,000,000         0.3%
                                                                                             -----------------  ----------

    NEW YORK
    --------
        City of New York, GO, 1.55%

           Sub Series 96-J3, 12/07/04
           LOC: J.P. Morgan Chase Bank                                       3,000,000       3,000,000         0.3%
                                                                                      -----------------  ----------
    OHIO
    ----
        Akron Bath Copley Hospital Authority, 1.68%
           Healthcare Facilities Revenue Bond
           Summer on Ridgewood Project, Series 02, 12/07/04
           LOC: KBC Bank                                                     8,815,000       8,815,000         0.8%
        Butler County Health Facility, 1.68%
           Hospital Revenue Bond
           Lifesphere Project, Series 02, 12/07/04
           LOC: U.S. Bank N.A.                                               5,500,000       5,500,000         0.5%
        Hamilton County, 1.72%
           Stratford Heights Project, Series 04, 12/07/04
           LOC: Royal Bank of Scotland                                       7,200,000       7,200,000         0.7%
        Ohio Higher Education Facility, 1.73%
           Ashland University 2004 Project, Series 03B, 12/07/04
           LOC: Key Bank                                                     4,500,000       4,500,000         0.4%
        Ohio Water Development Authority, 1.72%
           Pollution Control Revenue Bond
           Toledo Edison Project, Series 99, AMT, 12/07/04
           LOC: Barclays Bank                                                3,750,000       3,750,000         0.4%
        Ohio Water Development Authority, 1.72%
           Pollution Control Revenue Bond
           Cleveland Electric Project, Series 99, AMT, 12/07/04
           LOC: Barclays Bank                                                5,200,000       5,200,000         0.5%
                                                                                       -----------------  ----------
                                                                                            34,965,000         3.3%
    OKLAHOMA
    --------
        Oklahoma Development Finance Authority, 1.74%
           Industrial Development Revenue Bond
           Shawnee Funding Project, Series 96, AMT, 12/07/04
           LOC: Bank of Nova Scotia                                          1,600,000       1,600,000         0.2%
                                                                                       -----------------  ----------

    PENNSYLVANIA
    ------------
        Montgomery County Industrial Development Authority, 1.69%
           Pollution Control Revenue Bond
           Peco Energy Company, Series B, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                         4,000,000      4,000,000         0.4%
        Pennsylvania Economic Development Financing Authority, 1.71%
           Industrial Development Revenue Bond
           Westrum Hanover Project, Series 04, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                        4,200,000      4,200,000         0.4%
        Pennsylvania Economic Development Financing Authority, 1.71%
           Reliant Energy Seward Project, Series 01, AMT, 12/07/04
           LOC: Westdeutsche Landesbank                                       4,000,000      4,000,000         0.4%
        Pennsylvania Higher Educational Authority, 1.69%
           Student Loan Association Inc. Project, Series 03C, 12/07/04
           LOC: Wachovia Bank & Trust                                       10,980,000      10,980,000         1.0%
                                                                                       ----------------  ----------
                                                                                            23,180,000         2.2%
    SOUTH CAROLINA
    --------------
        Florence County, 1.74%
           Pollution Control Revenue Bond
           Roche Carolina Inc.,  Project, Series 96, AMT, 12/01/04
           LOC: Deutsche Bank A.G.                                           9,200,000       9,200,000         0.9%
        Florence County, 1.74%
           Pollution Control Revenue Bond
           Roche Carolina Inc.,  Project, Series 98, AMT, 12/01/04
           LOC: Deutsche Bank A.G.                                           5,100,000       5,100,000         0.5%
        South Carolina Economic Development Authority, 1.75%

                                                        Page 7 of 13

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           Industrial Development Revenue Bond
           Titan Wheel International Inc., Project, Series 95, AMT, 12/07/04
           LOC: ABN-AMRO Bank N.V.                                                 8,000,000       8,000,000         0.8%
        South Carolina Economic Development Authority, 1.75%
           Industrial Development Revenue Bond
           Brown Packing Company Project, Series 01, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              4,100,000       4,100,000         0.4%
                                                                                             -----------------  ----------
                                                                                                  26,400,000         2.6%
    SOUTH DAKOTA
    ------------
        South Dakota Housing Development Authority, 1.72%
           Homeownership Mortgage, Series 03F, AMT, 12/07/04
           BPA: Landesbank Hessen-Thueringen                                       5,000,000       5,000,000         0.5%
        South Dakota Housing Development Authority, 1.75%
           Multi Family Housing Revenue Bond
           LaCrosse Investors Project, Series 01, 12/07/04
           LOC: Federal National Mortgage Association                              6,495,000       6,495,000         0.6%
                                                                                             -----------------  ----------
                                                                                                  11,495,000         1.1%
    TENNESSEE
    ---------
        Lewisburg Industrial Development Board, 1.77%
           Waste Management Inc. Project, Series 03, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              7,000,000       7,000,000         0.7%
        Montgomery County Public Building Authority, 1.77%
           Loan Pool Project, Series 95, 12/07/04
           LOC: Bank of America                                                    5,700,000      15,700,000         1.5%
        Nashville & Davidson County Health & Education Facitly Board, 1.81%
           Multi Family Housing Revenue Bond
           Old Hickory Towers Project, Series 95A, AMT, 12/07/04
           LOC: Federal Home Loan Bank                                             1,896,000       1,896,000         0.2%
        Shelby County Health Educational & Housing Facilities Board, 1.70%
           The Village at Germantown Project, Series 03C, 12/07/04
           LOC: BNP Paribas                                                       10,000,000      10,000,000         0.9%
        Volunteer Student Funding, 1.72%
           Student Funding Corporation Project, Series 88A-1, AMT, 12/07/04
           LOC: State Street Bank & Trust Co.                                      8,200,000       8,200,000         0.8%
                                                                                             -----------------  ----------
                                                                                                  42,796,000         4.1%
    TEXAS
    -----
        Brazos River Authority, 1.75%
           Pollution Control Revenue Bond
           TXU Energy Company LLC Project, Series D-2, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                             4,942,000       4,942,000         0.5%
        Brazos River Authority, 1.75%
           Pollution Control Revenue Bond
           TXU Energy Company LLC Project, Series D-1, AMT, 12/07/04
           LOC: Credit Suisse First Boston                                         3,560,000       3,560,000         0.3%
        Calhoun Port Authority, 1.73%
           Industrial Development Revenue Bond
           British Petroleum Project, Series 98, AMT, 12/01/04                     2,000,000       2,000,000         0.2%
        Capital Area Housing Finance Corporation, 1.72%
           Multi Family Housing Revenue Bond
           Marble Falls Vistas Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal National Mortgage Association                               3,000,000      3,000,000         0.3%
        DeSoto Housing Finance Corporation, 1.79%
           Multi Family Housing Revenue Bond
           Hickory Manor Senior Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal Home Loan Mortgage Corporation                              4,700,000      4,700,000         0.4%
        Greater East Texas Higher Education Authority, 1.72%
           Series 93B, AMT, 12/07/04

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           LOC: State Street Bank & Trust Co.                                     15,400,000      15,400,000         1.5%
        Gulf Coast Waste Disposal Authority, 1.72%
           Pollution Control Revenue Bond
           Amoco Oil Company Project, Series 94, AMT, 12/01/04                      4,100,000      4,100,000         0.4%
        Gulf Coast Waste Disposal Authority, 1.72%
           Pollution Control Revenue Bond
           Amoco Oil Company Project, Series 94, AMT, 12/01/04                    10,000,000      10,000,000         0.9%
        Harris County Housing Finance Corp, 1.74%
           Multi Family Housing Revenue Bond
           Torrey Chase Apartments Project, Series 98, AMT, 12/07/04
           LOC: Federal National Mortgage Association                             10,920,000      10,920,000         1.0%
        Harris County Housing Finance Corportation, 1.72%
           Multi Family Housing Revenue Bond
           Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              6,170,000       6,170,000         0.6%
        Houston Health Facilities Development Corporation, 1.67%
           Hospital Revenue Bond
           Buckingham Senior Living Project, Series C, 12/07/04
           LOC: LaSalle National Trust, N.A.                                        6,000,000      6,000,000         0.6%
        Mansfield Industrial Development Corporation, 1.72%
           Industrial Development Revenue Bond
           Pier I Imports Project, AMT, 12/07/04
           LOC: J.P. Morgan Chase Bank                                              4,000,000      4,000,000         0.4%
        Midlothian Industrial Development Corporation, 1.69%
           Industrial Development Revenue Bond
           Box-Crow Cement Company Project, Series 84, 12/07/04
           LOC: Union Bank of Switzerland, AG                                     11,300,000      11,300,000         1.1%
        North Texas Higher Education Authority, 1.70%
           Student Loan Revenue Bond
           Series 98, AMT, 12/07/04
           LOC: Bank of America                                                    5,815,000       5,815,000         0.6%
        North Texas Higher Education Authority, 1.70%
           Student Loan Revenue Bond
           Series 93A, AMT, 12/07/04
           LOC: Lloyds TSB Bank                                                    9,400,000       9,400,000         0.9%
        Tarrant County Housing Finance Corporation, 1.81%
           Multi Family Housing Revenue Bond
           Park at Sycamore Scholl Apartments Project, Series 03, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                             12,800,000      12,800,000          1.2%
        Texas, 3.00%
           Tax & Revenue Anticipation Notes
           Series 04-05, 08/31/05                                                  5,000,000       5,051,496          0.5%
                                                                                             -----------------  ----------
                                                                                                 119,158,496         11.4%
    VIRGINIA
    --------
        Harrisonburg Redevelopment & Housing Authority, 1.72%
           Multi Family Housing Revenue Bond
           Huntington Village Apartments Project, Series 01, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              5,000,000       5,000,000         0.5%
        Henrico County Economic Development Authority, 1.72%
           Industrial Development Revenue Bond
           White Oak Semiconductor Project, Series 00, AMT, 12/07/04
           LOC: Citibank                                                           9,500,000       9,500,000         0.9%
        Norfolk Industrial Development Authority, 1.80%
           Industrial Development Revenue Bond
           Norfold Ship Repair Project, Series 00, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              1,800,000       1,800,000         0.2%
        Richmond Redevelopment & Housing Authority, 1.72%

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
           Multi Family Housing Revenue Bond
           Tobacco Row Project, Series 89B-7, AMT, 12/07/04
           GIC: Bayerische Landesbank                                             10,660,000      10,660,000         1.0%
        Richmond Redevelopment & Housing Authority, 1.72%
           Multi Family Housing Revenue Bond
           Tobacco Row Project, Series 89B-5, AMT, 12/07/04
           GIC: Bayerische Landesbank                                              4,750,000       4,750,000         0.4%
        Richmond Redevelopment & Housing Authority, 1.72%
           Multi Family Housing Revenue Bond
           Tobacco Row Project, Series 89B-3, AMT, 12/07/04
           GIC: Bayerische Landesbank                                              2,000,000       2,000,000         0.2%
        Virginia Beach Development Authority, 1.80%
           Industrial Development Revenue Bond
           Architectural Graphics Project, Series 00, AMT, 12/07/04
           LOC: Wachovia Bank & Trust                                              3,900,000       3,900,000         0.4%
                                                                                             -----------------  ----------
                                                                                                  37,610,000         3.6%
    WASHINGTON
    ----------
        Port Bellingham Industrial Development Corp, 1.72%
           Pollution Control Revenue Bond
           B.P. Amoco West Coast Product LLC., Project, Series 03, AMT, 12/01/04   6,425,000       6,425,000         0.6%
        Port of Seattle, 1.78%
           Habor Island Terminal 18 Project, Series 97, AMT, 12/07/04
           LOC: Bank of New York                                                   5,000,000       5,000,000         0.5%
        Port of Vancouver, 1.74%
           Industrial Development Revenue Bond
           United Grain Corporation Project, Series 92, AMT, 12/07/04
           LOC: Bank of America                                                    6,000,000       6,000,000         0.6%
        Washington Housing Finance Commission, 1.72%
           Multi Family Housing Revenue Bond
           Silver Creek Apartments Project, Series 04B, AMT, 12/07/04
           LOC: Federal National Mortgage Association                              4,050,000       4,050,000         0.4%
        Washington Housing Finance Commission, 1.72%
           Multi Family Housing Revenue Bond
           Whisperwood Apartments Project, Series 02A, 12/07/04
           LOC: Federal National Mortgage Association                              6,240,000       6,240,000         0.6%
        Washington Housing Finance Commission, 1.75%
           Multi Family Housing Revenue Bond
           Olympic Place Apartment Project, Series 03A, AMT, 12/07/04
           LOC: U.S. Bank N.A.                                                     3,700,000       3,700,000         0.3%
        Washington Housing Finance Commission, 1.77%
           Multi Family Housing Revenue Bond
           Heatherwood Apartment Project, Series 02A, AMT, 12/01/04
           LOC: U.S. Bank N.A.                                                     4,805,000       4,805,000         0.5%
        Washington Housing Finance Commission, 1.77%
           Multi Family Housing Revenue Bond
           Regency Park Apartments Project, Series 99A, AMT, 12/01/04
           LOC: U.S. Bank N.A.                                                     7,805,000       7,805,000         0.7%
        Washington Housing Finance Commission, 1.77%
           Multi Family Housing Revenue Bond
           Country Club Villas Project, Series 01A, AMT, 12/01/04
           LOC: U.S. Bank N.A.                                                     1,620,000       1,620,000         0.1%
        Washington Housing Finance Commission, 1.78%
           Multi Family Housing Revenue Bond
           LTC Properties Inc. Project, Series 95, AMT, 12/07/04
           LOC: U.S. Bank N.A.                                                     3,250,000       3,250,000         0.3%
                                                                                             -----------------  ----------
                                                                                                  48,895,000         4.6%
    WISCONSIN
    ---------

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
        Wisconsin Housing & Economic Development Authority, 1.72%
           Home Ownership Revenue Bond
           Series 03B, AMT, 12/07/04
           BPA: State Street Bank & Trust Co.                                      4,835,000     4,835,000           0.5%
        Wisconsin Housing & Economic Development Authority, 1.69%
           Home Ownership Revenue Bond
           Series 03A, AMT, 12/07/04
           BPA: Federal Home Loan Bank                                             9,920,000     9,920,000           0.9%
                                                                                             -----------------  ----------
                                                                                                14,755,000           1.4

                                                                                             -----------------  ----------
   Total Notes, Bonds & Variable Rate Demand Notes (cost $755,516,496)                         755,516,496          72.1%

                                                                                Principal                      % of Net
                                                                                 Amount          Value          Assets
COMMERCIAL PAPER
----------------
    Arizona
        Phoenix Civic Improvement Authority, 1.25%
           Wastewater Systems, Series 03, 01/12/05
           LOC: Bank of America                                                    4,000,000       4,000,000         0.4%
                                                                                             -----------------  ----------

    COLORADO
    --------
        Colorado Regional Transport District, 1.52%
           Subordinate Lien Revenue Notes
           Series 01A, 02/10/05
           LOC: Westdeutsche Landesbank                                            3,600,000       3,600,000         0.3%
                                                                                             -----------------  ----------

    DISTRICT OF COLUMBIA
    --------------------
        District of Columbia, 1.40%
           American National Red Cross, Series 00, 12/07/04
           LOC: J.P. Morgan Chase Bank                                            11,300,000      11,300,000         1.1%
                                                                                             -----------------  ----------

    FLORIDA
    -------
        Greater Orlando Aviation, 1.88%
           Airport Facilities Revenue Bond
           Series B, AMT, 02/01/05
           LOC: Westdeutsche Landesbank                                           17,450,000      17,450,000         1.7%
        Hillsborough Aviation Authority, 1.88%
           PFC Project, Series B, AMT, 02/01/05
           LOC: Landesbank Baden Wurttenburg                                       4,000,000       4,000,000         0.4%
        Hillsborough Aviation Authority, 1.89%
           PFC Project, Series B, AMT, 02/08/05
           LOC: Landesbank Baden Wurttenburg                                       6,800,000       6,800,000         0.6%
        Indian River, 1.63%
           Hospital Distribution, Series 90, 03/10/05
           LOC: Wachovia Bank & Trust                                             13,800,000      13,800,000         1.3%
                                                                                             -----------------  ----------
                                                                                                  42,050,000         4.0%
    HAWAII
    ------
        Honolulu City & County, GO, 1.27%
           12/08/04
           LOC: Westdeutsche Landesbank                                            8,300,000       8,300,000         0.8%
                                                                                             -----------------  ----------

    ILLINOIS
    --------
        Chicago Midway International Airport, 1.85%
           Series 03, AMT, 12/15/04
           LOC: J.P. Morgan Chase Bank                                            13,000,000      13,000,000         1.2%
                                                                                             -----------------  ----------

    INDIANA
    -------
        Indiana Development Finance Authority, 1.70%
           Pollution Control Revenue Bond
           Pure Air Lake Project, Series 90, AMT, 12/09/04
           LOC: Landesbank Hessen-Thueringen                                      10,000,000      10,000,000         1.0%
                                                                                             -----------------  ----------

    KENTUCKY
    --------

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
        Pendleton County, 1.20%
           Kentucky Association of Counties Leasing Trust, 12/10/04
           LOC: Commonwealth Bank of Australia                                    12,800,000      12,800,000         1.2%
                                                                                             -------------      ----------

    MARYLAND
    --------
        Baltimore County, GO, 1.83%
           Series 02, 02/14/05                                                    12,500,000      12,500,000         1.2%
                                                                                             -------------  ----------

    MASSACHUSETTS
    -------------
        Massachusetts Development Finance Agency, 1.38%
           Progress 3 Issue, 02/17/05
           LOC: Allied Irish Banks                                                 3,000,000     3,000,000           0.3%
        Massachusetts Water Resources Authority, 1.85%
           Series 94, 03/10/05
           LOC: Bayerische Landesbank                                              5,000,000     5,000,000           0.5%
                                                                                             -----------------  ----------
                                                                                                 8,000,000           0.8%
    MICHIGAN
    --------
        University of Michigan Regents, 1.40%
           Series F, 12/07/04                                                      5,000,000     5,000,000           0.5%
                                                                                             -----------------  ----------
    MINNESOTA
    ---------
        St. Paul Metropolitan Airport Commission, 1.90%
           AMT, 02/01/05
           LOC: Westdeutsche Landesbank                                           24,100,000    24,100,000           2.3%
                                                                                             -----------------  ----------

    NEW YORK
    --------
        City of New York Municipal Water Authority, 1.85%
           Series 1, 03/03/05                                                     14,500,000    14,500,000           1.4%
        Metropolitan Transportation Authority, 1.25%
           Transit Facility Special Obligation, Series CP-1A, 02/10/05
           LOC: ABN-AMRO Bank N.V.                                                 6,500,000     6,500,000           0.6%
        Metropolitan Transportation Authority, 1.85%
           Transit Facility Special Obligation, Series CP-1A, 03/10/05
           LOC: ABN-AMRO Bank N.V.                                                 7,000,000     7,000,000           0.7%
                                                                                             -----------------  ----------
                                                                                                28,000,000           2.7%
    PENNSYLVANIA
    ------------
        Venango Industrial Development Authority, 1.46%
           Scrubgrass Creek Watershed Project, Series 93, AMT, 12/14/04
           LOC: Dexia                                                             10,000,000    10,000,000           1.0%
                                                                                             -----------------  ----------

    TEXAS
    -----
        Austin Combined Utility Systems, 1.82%
           Travis & Williamson County, Series A, 04/07/05
           LOC: Bayerische Landesbank, J.P. Morgan Chase Bank and State Street
             Bank & Trust Co.                                                      8,070,000     8,070,000           0.8%
        Texas A&M University Board of Regents, 1.38%
           Revenue Financing, Series B, 02/10/05                                  10,000,000    10,000,000           1.0%
        Texas Public Finance Authority, GO, 1.17%
           Series 03, 12/09/04                                                     6,000,000     6,000,000           0.6%
        Texas Public Finance Authority, GO, 1.55%
           Series 02B, 03/11/05                                                    8,500,000     8,500,000           0.8%
        University of Texas Board of Regents, 1.38%
           Revenue Financing, Series A, 02/01/05                                   6,442,000     6,442,000           0.6%
                                                                                             -----------------  ----------
                                                                                                39,012,000           3.8%
    WASHINGTON
    ----------
        Metro Washington Airport Authority, 1.83%
           Series 99A, AMT, 12/06/04
           LOC: Bank of America                                                   10,500,000    10,500,000           1.0%
        Port of Tacoma, 1.85%
           Subordinate Lien Revenue Notes
           Series A, 02/18/05
           LOC: Westdeutsche Landesbank                                            3,000,000     3,000,000           0.3%
                                                                                             -----------------  ----------
                                                                                                13,500,000           1.3%

------------------------------------------------------------------------------------------------------------------------------------
                                         HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                               INVESTMENT PORTFOLIO NOVEMBER 30, 2004
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                      % OF NET
                                                                                   AMOUNT          VALUE          ASSETS
                                                                                   ------     -----------------  ----------
    WEST VIRGINIA
    -------------
        West Virginia Public Energy Authority, 1.27%
           Morgantown Energy Association, Series 89A, AMT, 12/10/04
           LOC: Dexia                                                              6,000,000     6,000,000           0.6%
        West Virginia Public Energy Authority, 1.44%
           Morgantown Energy Association, Series 89A, AMT, 12/08/04
           LOC: Dexia                                                             11,800,000    11,800,000           1.1%
        West Virginia Public Energy Authority, 1.58%
           Morgantown Energy Association, Series 89A, AMT, 03/01/05
           LOC: Dexia                                                             12,000,000    12,000,000           1.0%
        West Virginia Public Energy Authority, 1.60%
           Morgantown Energy Association, Series 89A, AMT, 03/10/05
           LOC: Dexia                                                              7,800,000     7,800,000           0.7%
                                                                                             -----------------  ----------
                                                                                                37,600,000           3.4%
    WISCONSIN
    ---------
        Wisconsin, 1.22%
           Transportation Revenue Bond
           Series 97A, 12/10/04                                                    6,200,000     6,200,000           0.6%
        Wisconsin, 1.55%
           Transportation Revenue Bond
           Series 97A, 03/11/05                                                    6,000,000     6,000,000           0.6%
                                                                                             -----------------  ----------
                                                                                                12,200,000           1.2%

                                                                                             -----------------  ----------
    TOTAL COMMERCIAL PAPER (COST $294,962,000)                                                 294,962,000          28.2%

    TOTAL INVESTMENT PORTFOLIO (COST $1,050,478,496) (c)                                     1,050,478,496         100.3%
                                                                                             -----------------  ----------
    OTHER ASSETS AND LIABILITIES, NET,                                                          (3,004,743)         -0.3%
                                                                                             -----------------  ----------
    NET ASSETS                                                                            $  1,047,473,753         100.0%
                                                                                             =================  ==========

    -------

    (a)   Earlier of the maturity date or the put date.
    (b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
    (c) The aggregate identified cost for federal income tax purposes is the same.

    AMT-Securities subject to Alternative Minimum Tax
    BPA-Bond Purchase Agreement
    FGI-Financial Guaranty Insurance Company
    GIC-Credit enhancement provided by guaranteed investment contract with noted institution
    GO-General Obligation
    LOC-Credit enhancement provided by letter of credit issued by noted institution

                                                        Page 13 of 13

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             HERITAGE CASH TRUST
Date:    January 28, 2005

                                             /s/ K.C. Clark
                                             -----------------------------------
                                             K.C. Clark
                                             Executive Vice President and
                                             Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    January 28, 2005

                                              /s/ K.C. Clark
                                              ----------------------------------
                                              K.C. Clark
                                              Executive Vice President and
                                              Principal Executive Officer


Date:    January 28, 2005                     /s/ Andrea N. Mullins
                                              ----------------------------------
                                              Andrea N. Mullins
                                              Principal Financial Officer and
                                              Treasurer